Deposits, Prepayment and Other Receivables (Details) - HKD HKD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deposits, Prepayment And Other Receivables [Line Items]
Prepaid insurance	HKD 3,213	HKD 3,372
Prepaid electricity	1,510	720
Prepaid renovation	466	131
Rental deposits / prepaid rent	10,329	12,908
Deposit for the import processing arrangement	1,044	1,616
Loans to workers	12,502	11,439
Other receivables	7,107	12,207
Others	8,302	7,811
Deposits, prepayment and other receivables	HKD 44,473	HKD 50,204